Asset Retirement Obligations (Summary Of Changes In Asset Retirement Obligations) (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Asset Retirement Obligation Disclosure [Abstract]
Balance, beginning of year			$ 61,504	$ 61,220	$ 61,220	$ 62,872	$ 56,023
Liabilities incurred			584		1,438	1,988	1,129
Liabilities assumed with acquired producing properties			89				3,002
Liabilities settled			(977)		(2,125)	(1,794)	(3,942)
Liabilities transferred in sales of properties					(3,036)	(3,149)	(1,886)
Revisions to estimates			(583)		1,833	(773)	6,348
Accretion expense	$ 480	$ 536	1,052	$ 1,075	2,174	2,076	2,198
Balance, end of period	61,669		61,669		61,504	61,220	62,872
Less: Current portion	1,006		1,006		376	729	1,136
Long-term portion	$ 60,663		$ 60,663		$ 61,128	$ 60,491	$ 61,736